Expense Example - Calamos Antetokounmpo Global Sustainable Equities ETF - Calamos Antetokounmpo Global Sustainable Equities ETF	Nov. 21, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	$ 1,166